Subsequent events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events
1 9 .	Subsequent events

New bank borrowings acquired

On August 21, 2025, Youba Tech obtained an additional short-term borrowing of RMB3,000,000 ($418,784)
from
Credit Line II
with a maturity date of
June 23, 2026 and an annual interest rate of 3.85%.

On September 5, 2025, Youba Tech obtained an additional short-term borrowing of RMB9,500,000 ($1,326,149)
from
Credit Line III
with a maturity date of
September 3, 2026 and an annual interest rate of 3.45%.

Capital Expenditure

On July 24, 2025, Hangzhou Shunxing entered into a building purchase agreement, with a total consideration of RMB13,522,689. On August 22, 2025, it further entered into a parking space purchase agreement, with a total consideration of RMB500,000. As of the date of this report, Hangzhou Shunxing had made a prepayment of RMB
3,500,000
in relation to the aforementioned agreements.

2025 Share Incentive Plan

On October 30
, 2025, the Company’s board of directors adopted, subject to approval by the shareholders, the 2025 share incentive plan (the “2025 Plan”), to provide for the grant of a variety of share-based awards, including share options, restricted shares, restricted share units and other types of share-based awards, as may be determined by the Compensation Committee or the Board of Directors. The maximum number of ordinary shares that may be issued under the 2025 Plan is 3,300,000 ordinary shares of the Company, par value $0.0001 each, subject to adjustment in the event of share splits, recapitalizations or similar events.
As of the date of this report, no awards have been granted under the 2025 Plan.

Collection of other receivables in the form of USDC

On October 29, 2025, the Company collected US$500,000 (equivalent to RMB3,581,800) of other receivables in the form of USD Coin (“USDC”) (see Note 3).